Exchanged/Held-For-Exchange Animal Health Business - Summary of Assets and Liabilities Held for Sale or Exchange (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Property, plant and equipment		€ 9,579	€ 10,019	€ 9,943
Goodwill		40,264	40,287	39,557
Other intangible assets		13,080	10,879	12,026
Investments accounted for using the equity method		2,863	2,890	2,676
Other non-currentassets		3,364	2,820	2,725
Deferred tax assets		4,290	4,669	4,714
Inventories		6,816	6,892	6,516
Accounts receivable		7,216	7,311	7,386
Other current assets		2,005	2,211	1,878
Cash and cash equivalents	[1]	10,315	10,273	9,148	€ 7,341
Total assets held for sale or exchange		34	6,421	5,752
Liabilities
Long-term debt		14,326	16,815	13,118
Non-current provisions		9,154	8,834	9,169	€ 9,578
Deferred tax liabilities		1,605	2,292	2,895
Short-term debt		1,275	1,764	3,436
Other current liabilities		€ 5,087	5,815	5,131
Total liabilities related to assets held for sale or exchange			1,195	983
Animal Health Business [Member]
Assets
Property, plant and equipment			811	657
Goodwill			1,560	1,510
Other intangible assets			2,227	2,147
Investments accounted for using the equity method			12	6
Other non-currentassets			41	46
Deferred tax assets			180	177
Inventories			629	526
Accounts receivable			471	479
Other current assets			83	55
Cash and cash equivalents			362	23
Total assets held for sale or exchange			6,376	5,626
Liabilities
Long-term debt			6	4
Non-current provisions			134	149
Deferred tax liabilities			198	163
Short-term debt			148	18
Accounts payable			241	218
Other current liabilities			438	431
Total liabilities related to assets held for sale or exchange			€ 1,165	€ 983

[1]	For 2015 and 2016, cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated from the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.